Segment Information Level 3 (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Segment EBITDA:

	Year Ended December 31,
	2013	2012	2011
Epoxy, Phenolic and Coating Resins(2)	$258	$337	$506
Forest Products Resins(3)	231	201	180
Corporate and Other	(67)	(48)	(51)
Total Assets:

	As of December 31,
	2013	2012
Epoxy, Phenolic and Coating Resins	$1,539	$1,706
Forest Products Resins	818	760
Corporate and Other	509	871
Total	$2,866	$3,337
Net Sales(1):

	Year Ended December 31,
	2013	2012	2011
Epoxy, Phenolic and Coating Resins	$3,126	$3,022	$3,424
Forest Products Resins	1,764	1,734	1,783
Total	$4,890	$4,756	$5,207

Depreciation and Amortization Expense by Segment [Table Text Block]	Depreciation and Amortization Expense:

	Year Ended December 31,
	2013	2012	2011
Epoxy, Phenolic and Coating Resins	$105	$109	$113
Forest Products Resins	37	38	49
Corporate and Other	6	6	5
Total	$148	$153	$167

Capital Expenditures by Segment [Table Text Block]	Capital Expenditures(4):

	Year Ended December 31,
	2013	2012	2011
Epoxy, Phenolic and Coating Resins	$86	$89	$89
Forest Products Resins	52	41	36
Corporate and Other	7	3	14
Total	$145	$133	$139

Reconciliation of Segment EBITDA to Net Income [Table Text Block]
Reconciliation of Segment EBITDA to Net (Loss) Income:

	Year Ended December 31,
	2013	2012	2011
Segment EBITDA:
Epoxy, Phenolic and Coating Resins	$258	$337	$506
Forest Products Resins	231	201	180
Corporate and Other	(67)	(48)	(51)

Reconciliation:
Items not included in Segment EBITDA:
Asset impairments	(181)	(23)	(32)
Business realignment costs	(21)	(35)	(15)
Integration costs	(10)	(12)	(19)
Net income from discontinued operations	—	—	2
Other	(37)	(42)	(22)
Total adjustments	(249)	(112)	(86)
Loss on extinguishment of debt	(6)	—	—
Interest expense, net	(303)	(263)	(262)
Income tax (expense) benefit	(349)	384	(3)
Depreciation and amortization	(148)	(153)	(167)
Net (loss) income attributable to Momentive Specialty Chemicals Inc.	(633)	346	117
Net loss attributable to noncontrolling interest	(1)	—	—
Net (loss) income	$(634)	$346	$117

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Net Sales(1):

	Year Ended December 31,
	2013	2012	2011
United States	$2,109	$2,005	$2,130
Netherlands	887	902	1,051
Germany	280	298	402
Canada	357	336	304
Other international	1,257	1,215	1,320
Total	$4,890	$4,756	$5,207

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]	Long-Lived Assets:

	As of December 31,
	2013	2012
United States	$590	$635
Netherlands	184	264
Germany	109	143
Other international	358	385
Total	$1,241	$1,427